Capital and Reserves - Treasury stock (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 61,076
Beginning Balance (in Shares)	39,538,550	39,428,834	39,160,047
Balance	$ 59,669	$ 61,076
Ending Balance (in Shares)	39,602,277	39,538,550	39,428,834
Treasury stock [member]
Balance	$ 61,076	$ 63,248	$ 69,176
Beginning Balance (in Shares)	2,441,288	2,551,004	2,819,791
Repurchase of common stock	$ 0	$ 2,442	$ 28
Repurchase of common stock (in Shares)	0	99,257	1,000
Restricted stock issued - directors	$ (1,259)	$ (1,259)	$ (1,259)
Restricted stock issued - directors (in Shares)	(57,000)	(57,000)	(57,000)
Exercised stock options - compensation plans	$ 0	$ (2,272)	$ (3,140)
Exercised stock options - compensation plans (in Shares)	0	(102,918)	(142,268)
Restricted stock units - vested	$ (148)	$ (1,083)	$ (1,557)
Restricted stock units - vested (in Shares)	(6,727)	(49,055)	(70,519)
Balance	$ 59,669	$ 61,076	$ 63,248
Ending Balance (in Shares)	2,377,561	2,441,288	2,551,004
Class A shares [Member] | Treasury stock [member]
Balance	$ 10,708	$ 10,708	$ 10,708
Beginning Balance (in Shares)	318,140	318,140	318,140
Repurchase of common stock	$ 0	$ 0	$ 0
Repurchase of common stock (in Shares)	0	0	0
Restricted stock issued - directors	$ 0	$ 0	$ 0
Restricted stock issued - directors (in Shares)	0	0	0
Exercised stock options - compensation plans	$ 0	$ 0	$ 0
Exercised stock options - compensation plans (in Shares)	0	0	0
Restricted stock units - vested	$ 0	$ 0	$ 0
Restricted stock units - vested (in Shares)	0	0	0
Balance	$ 10,708	$ 10,708	$ 10,708
Ending Balance (in Shares)	318,140	318,140	318,140
Class B shares [Member] | Treasury stock [member]
Balance	$ 18,711	$ 16,270	$ 16,242
Beginning Balance (in Shares)	689,367	590,174	589,174
Repurchase of common stock	$ 0	$ 2,441	$ 28
Repurchase of common stock (in Shares)	0	99,193	1,000
Restricted stock issued - directors	$ 0	$ 0	$ 0
Restricted stock issued - directors (in Shares)	0	0	0
Exercised stock options - compensation plans	$ 0	$ 0	$ 0
Exercised stock options - compensation plans (in Shares)	0	0	0
Restricted stock units - vested	$ 0	$ 0	$ 0
Restricted stock units - vested (in Shares)	0	0	0
Balance	$ 18,711	$ 18,711	$ 16,270
Ending Balance (in Shares)	689,367	689,367	590,174
Class E shares [Member] | Treasury stock [member]
Balance	$ 31,657	$ 36,270	$ 42,226
Beginning Balance (in Shares)	1,433,781	1,642,690	1,912,477
Repurchase of common stock	$ 0	$ 1	$ 0
Repurchase of common stock (in Shares)	0	64	0
Restricted stock issued - directors	$ (1,259)	$ (1,259)	$ (1,259)
Restricted stock issued - directors (in Shares)	(57,000)	(57,000)	(57,000)
Exercised stock options - compensation plans	$ 0	$ (2,272)	$ (3,140)
Exercised stock options - compensation plans (in Shares)	0	(102,918)	(142,268)
Restricted stock units - vested	$ (148)	$ (1,083)	$ (1,557)
Restricted stock units - vested (in Shares)	(6,727)	(49,055)	(70,519)
Balance	$ 30,250	$ 31,657	$ 36,270
Ending Balance (in Shares)	1,370,054	1,433,781	1,642,690